Accumulated Other Comprehensive Income - Schedule of Changes in AOCI (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income Loss Available For Sale Securities Effect [Abstract]
Beginning balance, Pretax				$ (634)			$ (192)
Net unrealized holdings gain (loss) arising during the period						$ (634)	261
Amounts reclassified to (gain) loss on investment securities	[1]						(69)
Ending balance, Pretax						(634)
Beginning balance, Tax Effect				133			66
Net unrealized holdings gain (loss) arising during the period		$ 17	$ 66	153	$ 66	133	(89)
Amounts reclassified to (gain) loss on investment securities	[1]					0
Amounts reclassified to (gain) loss on investment securities		0	0	0	0	0	23	[1]
Balance at end of period						133
Beginning balance, After-tax				(501)			(126)
Net unrealized holdings gain (loss) arising during the period		(65)	$ (128)	(576)	$ (128)	(501)	172
Amounts reclassified to (gain) loss on investment securities	[1]						$ (46)
Ending Balance, After-tax		$ (1,077)		$ (1,077)		$ (501)

[1]	Gross amounts are included in gain on sales of investment securities and income tax amounts are included in income tax expense on the Consolidated Statements of Income.